Asset Retirement Obligation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Asset retirement obligation
Asset retirement obligation - beginning balance	$ 189,745	$ 174,085
Additional liabilities accrued	2,664	6,688
Revisions in estimated cash outflows	5,888	(1,382)
Acquisitions of assets	3,891	63
Disposition of assets	(2,252)	(2,410)
Accretion expense	12,481	12,701
Asset retirement obligation - ending balance	212,417	189,745
U.S. Cellular
Asset retirement obligation
Asset retirement obligation - beginning balance	128,709	118,742
Additional liabilities accrued	2,105	4,757
Revisions in estimated cash outflows	5,888	(1,382)
Disposition of assets	(1,323)	(2,086)
Accretion expense	8,023	8,678
Asset retirement obligation - ending balance	143,402	128,709
TDS Telecom
Asset retirement obligation
Asset retirement obligation - beginning balance	61,036	55,343
Additional liabilities accrued	559	1,931
Acquisitions of assets	140	63
Disposition of assets	(929)	(324)
Accretion expense	4,403	4,023
Asset retirement obligation - ending balance	65,209	61,036
Non Reportable Segment
Asset retirement obligation
Acquisitions of assets	3,751
Accretion expense	55
Asset retirement obligation - ending balance	$ 3,806